LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (Schedule of Annual Maturities of Long-Term Loans From Shareholders and Others) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013 (current maturities)	$ 9,031
2014	5,401
2015	2,358
2016	1,585
Long-term loans	937	961
Shareholders and Others [Member]
2013 (current maturities)	12
2014
2015
2016
2017
Thereafter	925
Long-term loans	$ 937